Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE

NOTE 11 — REVENUE

The Company implementing standard ASC 606 and recognized revenues according to the following table:

a.	Disaggregation of revenue

	Year ended December 31,
	2025	2024	2023
Revenues at a point in time	727,215	894,354	620,508
Revenues recorded overtime	319,449	37,800
Total Revenue	1,046,664	932,154	620,508

In 2025, two customers from Israel generated more than 10% each from Company’s total revenue.